Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands			2 Months Ended	3 Months Ended								5 Months Ended	6 Months Ended	11 Months Ended		12 Months Ended
	Nov. 29, 2019	Jun. 05, 2018	Nov. 30, 2018	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Jun. 04, 2018	Nov. 30, 2018	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2019	Dec. 31, 2017
Selected Quarterly Financial Information [Abstract]
Net revenues			$ 806,594	$ 1,106,098	$ 856,778	$ 1,101,657	$ 828,443	$ 1,150,846	$ 911,159	$ 895,435				$ 3,764,034	$ 4,031,333	$ 3,892,976	$ 4,077,445
Income from continuing operations			(19,318)	193,878	49,394	672,276	47,015	182,301	27,917	86,192				277,092	422,560	962,563	(35,784)
Income from discontinued operations, net of taxes			0					0	77,106	52,957				130,063		0	288,631
Gain on disposal of discontinued operations, net of taxes			0					0	643,921	0				643,921		0	0
Net (income) loss attributable to the noncontrolling interest			(233)	2,606	116	191	(1,066)	12,000	(136)	1,344				12,975		1,847	3,455
Net (income) loss attributable to the redeemable noncontrolling interests			31	333	242	(427)	138	(390)	(22,108)	(14,796)				(37,263)	(78,506)	286	(84,576)
Preferred stock dividends			(851)	(1,276)	(1,275)	(1,276)	(1,276)	(1,276)	(1,171)	(1,172)				(4,470)		(5,103)	(4,375)
Net income attributable to Jefferies Financial Group Inc. common shareholders			$ (20,371)	$ 195,541	$ 48,477	$ 670,764	$ 44,811	$ 192,635	$ 725,529	$ 124,525				$ 1,022,318	$ 610,277	$ 959,593	$ 167,351
Basic earnings (loss) per common share attributable to Jefferies Financial Group Inc. common shareholders:
Income (loss) from continuing operations (USD per share)			$ (0.06)					$ 0.56	$ 0.08	$ 0.23				$ 0.82	$ 1.14	$ 3.07	$ (0.10)
Income from discontinued operations (USD per share)			0					0	0.15	0.11				0.27		0	0.55
Gain on disposal of discontinued operations (USD per share)			0					0	1.82	0				1.84		0	0
Net income (USD per share)			$ (0.06)	$ 0.63	$ 0.16	$ 2.17	$ 0.14	$ 0.56	$ 2.05	$ 0.34				$ 2.93	1.65	$ 3.07	$ 0.45
Number of shares used in calculation - basic (shares)			329,101	310,266	310,288	307,010	315,175	341,434	352,049	366,427				347,261		310,694	368,197
Diluted earnings (loss) per common share attributable to Jefferies Financial Group Inc. common shareholders:
Income (loss) from continuing operations (USD per share)			$ (0.06)					$ 0.55	$ 0.08	$ 0.23				$ 0.81	1.13	$ 3.03	$ (0.10)
Income from discontinued operations (USD per share)			0					0	0.15	0.11				0.26		0	0.55
Gain on disposal of discontinued operations - diluted (USD per share)			0					0	1.80	0				1.83		0	0
Net income (USD per share)			$ (0.06)	$ 0.62	$ 0.15	$ 2.14	$ 0.14	$ 0.55	$ 2.03	$ 0.34				$ 2.90	$ 1.63	$ 3.03	$ 0.45
Number of shares used in calculation - diluted (in shares)			329,101	316,566	311,897	312,527	318,752	350,307	356,075	373,461				351,275		317,032	370,701
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) related to associated companies														$ 57,023	$ (76,864)	$ 202,995	$ (74,901)
Recognition of accumulated other comprehensive income lodged taxes						$ 544,600								0		544,583	0
Spectrum Brands
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Increase (decrease) in fair value of investments			$ 190,400			11,300	$ (36,000)	$ 48,500
HRG
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Increase (decrease) in fair value of investments									$ 158,400	$ 21,400
The We Company
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Increase (decrease) in fair value of investments			(70,900)	$ 69,400	$ 146,000
Investment in FXCM
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment impairment			62,100								$ 130,200
National Beef
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) related to associated companies			$ 26,800	94,100	75,900	$ 34,900	$ 27,100	58,900					$ 110,000	110,049		232,042
Percentage of equity interest sold	31.00%
Investment In Golden Queen
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment impairment								47,900						47,900
Discontinued operations, disposed of by sale | National Beef
Selected Quarterly Financial Information [Abstract]
Income from discontinued operations, net of taxes												$ 130,063					288,631
Gain on disposal of discontinued operations, net of taxes									$ 643,900					643,900
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest sold	31.00%	48.00%
Disposal group, disposed of by sale, not discontinued operations | National Beef
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of associated companies				$ 205,000										0		205,017	0
Percentage of equity interest sold	31.00%			31.00%
Disposal group, disposed of by sale, not discontinued operations | Garcadia
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax gain on sale of equity interests and associated real estate								$ (221,700)						(221,700)
Percentage of equity interest sold								100.00%
HomeFed
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax gain recognized on acquisition					$ 72,100									$ 0		$ 72,142	$ 0